GOODWILL AND OTHER INTANGIBLE ASSETS, INTERMEX HOLDINGS, INC., Other Intangible Assets (FY) (Details) - Intermex Holdings, Inc. and Subsidiaries [Member]	6 Months Ended	11 Months Ended
	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($) Agent	Dec. 31, 2016 USD ($)
Finite-Lived Intangible Assets [Abstract]
Accumulated amortization expense	$ 6,237,100	$ (14,558,657)
Net amortizable intangibles		48,741,032
Total goodwill and other intangible assets		85,000,698
Agent Relationships [Member]
Finite-Lived Intangible Assets [Abstract]
Gross amortizable intangibles		$ 40,500,000
Finite-Lived Intangible Assets, Other Information [Abstract]
Expected useful life		15 years
Number of independent agents | Agent		5,000
Location turnover rate		17.40%
Trade Name [Member]
Finite-Lived Intangible Assets [Abstract]
Gross amortizable intangibles		$ 15,500,000
Finite-Lived Intangible Assets, Other Information [Abstract]
Expected useful life		15 years
Developed Technology [Member]
Finite-Lived Intangible Assets [Abstract]
Gross amortizable intangibles		$ 6,600,000
Finite-Lived Intangible Assets, Other Information [Abstract]
Expected useful life		15 years
Number of development years for state-of-the-art system		20 years
Obsolescence rate		18.00%
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Abstract]
Gross amortizable intangibles		$ 699,689
Finite-Lived Intangible Assets, Other Information [Abstract]
Expected useful life	10 years	10 years
Agent Locations [Member]
Finite-Lived Intangible Assets [Abstract]
Net amortizable intangibles		$ 610,859
Finite-Lived Intangible Assets, Other Information [Abstract]
Expected useful life		10 years
Predecessor Company [Member]
Finite-Lived Intangible Assets [Abstract]
Accumulated amortization expense			$ (29,582,590)
Net amortizable intangibles			1,047,634
Total goodwill and other intangible assets			6,347,634
Predecessor Company [Member] | Agent Relationships [Member]
Finite-Lived Intangible Assets [Abstract]
Gross amortizable intangibles			29,200,000
Predecessor Company [Member] | Developed Technology [Member]
Finite-Lived Intangible Assets [Abstract]
Gross amortizable intangibles			0
Predecessor Company [Member] | Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Abstract]
Gross amortizable intangibles			1,430,224
Predecessor Company [Member] | Agent Locations [Member]
Finite-Lived Intangible Assets [Abstract]
Net amortizable intangibles			$ 691,798